FINANCIAL RISK MANAGEMENT - Schedule of maturity profile of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management [Line Items]
Trade and other payables	$ 54,465	$ 42,473
Other financial liabilities	0	165
Lease Liabilities	40,691	23,496
Convertible Bonds	143,338	156,550
Total	238,494	$ 222,684
2023
Financial Risk Management [Line Items]
Trade and other payables	54,465
Other financial liabilities	0
Lease Liabilities	4,644
Convertible Bonds	4,000
Total	63,109
2024
Financial Risk Management [Line Items]
Trade and other payables	0
Other financial liabilities	0
Lease Liabilities	4,397
Convertible Bonds	4,000
Total	8,397
2025
Financial Risk Management [Line Items]
Trade and other payables	0
Other financial liabilities	0
Lease Liabilities	3,583
Convertible Bonds	135,338
Total	138,921
2026
Financial Risk Management [Line Items]
Trade and other payables	0
Other financial liabilities	0
Lease Liabilities	3,583
Convertible Bonds	0
Total	3,583
2027 and onwards
Financial Risk Management [Line Items]
Trade and other payables	0
Other financial liabilities	0
Lease Liabilities	24,484
Convertible Bonds	0
Total	$ 24,484